STOCKHOLDERS EQUITY (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 24, 2021	Nov. 09, 2021	Oct. 28, 2021	Sep. 07, 2021	Jan. 28, 2020	Nov. 30, 2021	Nov. 30, 2020	Aug. 31, 2021	Aug. 31, 2020
Common stock par value						$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized						200,000,000		200,000,000	200,000,000
Common stock, shares issued		555,556				20,020,239		188,616	187,194
Common stock, shares outstanding						20,020,239		188,616	187,194
Restricted shares of common stock					252,833
Common stock shares, issuable value					$ 80,000
Aggregate gross proceeds						$ 0	$ 1,659	$ 1,659	$ (1,783)
STB [Member]
Gross proceeds		$ 40,654,827
Shares Issued		19,831,623
Convertible Preferred Stock A [Member]
Preferred stock, shares issued						0		0	8,480,000
Preferred stock, shares outstanding						0		0	8,480,000
Convertible Preferred Stock B [Member]
Preferred stock, shares issued						8,083,542		2,694,514	0
Preferred stock, shares outstanding						8,083,542		2,694,514	0
Preferred stock, shares designated						2,694,514		2,694,514
L1 Capital [Member]
Gross proceeds	$ 2,000,000
Aggregate gross proceeds	$ 2,000,000
L1 Capital [Member] | Series B1 Convertible Preferred Stock [Member]
Gross proceeds				$ 500,000
Shares Issued				673,628
L1 Capital [Member] | Initial Tranche [Member]
Gross proceeds				$ 2,000,000
Shares Issued				2,694,514
L1 Capital [Member] | Tranche Two [Member]
Gross proceeds			$ 500,000
Shares Issued			673,628
L1 Capital [Member] | Tranche Three [Member]
Gross proceeds		$ 1,000,000
Shares Issued		1,347,256
Aggregate gross proceeds		$ 2,000,000